Summary of Undiscounted Defined Pension Benefits Expected to be Paid (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid		$ 16,137
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid	$ 36,924
Pension defined benefit plans [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid	801
Pension defined benefit plans [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid	823
Pension defined benefit plans [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid	853
Pension defined benefit plans [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid	868
Pension defined benefit plans [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid	894
Pension defined benefit plans [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted defined pension benefits expected to be paid	$ 32,685